Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit after tax		£ 4,030	£ 3,323
Other comprehensive income/(loss) that may be recycled to profit or loss:
Currency translation reserve	[1]	(1,571)	(84)
Fair value through other comprehensive income reserve	[1]	408	(269)
Cash flow hedging reserve	[1]	1,720	(90)
Other comprehensive income/(loss) that may be recycled to profit	[1]	557	(443)
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements	[1]	(200)	(97)
Own credit	[1]	516	(462)
Other comprehensive income/(loss) not recycled to profit	[1]	316	(559)
Other comprehensive income/(loss) for the period		873	(1,002)
Total comprehensive income for the period		4,903	2,321
Attributable to:
Equity holders of the parent		4,880	2,295
Non-controlling interests		23	26
Total comprehensive income for the period		£ 4,903	£ 2,321

[1]	Reported net of tax.